UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Frost Investment Advisors, LLC
Address: P.O. Box 2509
         San Antonio, TX 782299-2509

Form 13F File Number: 028-13146

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Bob Pfeifer
Title: Chief Compliance Officer
Phone: 210-220-5070

Signature, Place, and Date of Signing:

 /s/ Robert D. Pfeifer Jr.     San Antonio, TX              11/15/2012
- ------------------------  ------------------------  --------------------------
      [Signature]              [City, State]                  [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name

028-11384                     Artio Global Management LLC
028-01398                     Cambiar Investors LLC
028-00183                     Cullen Frost Bankers Inc
028-03507                     Kempner Capital Management LTD
028-06605                     Thornburg Investment Management Inc
028-01071                     King Luther Capital Management Corp